ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 250.6	$ (81.6)	$ (37.7)
Net cash used in investing activities	(171.8)	(65.1)	(6.7)
Net cash provided by financing activities	(16.5)	56.4	238.2
Net increase (decrease) in cash and cash equivalents	62.3	(90.3)	193.8
Cash and cash equivalents at the beginning of year	156.7	257.7	61.9
Cash and cash equivalents at the end of year	200.0	156.7	$ 257.7
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(14.0)
Net cash used in investing activities	(103.9)
Net cash provided by financing activities	118.2
Net increase (decrease) in cash and cash equivalents	0.3
Cash and cash equivalents at the beginning of year	0.4
Cash and cash equivalents at the end of year	$ 0.7	$ 0.4